Assets Held For Sale and Associated Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Assets Held For Sale And Associated Liabilities [Abstract]
Summary of the Main Assets Held For Sale and Associated Liabilities
The following table presents the main assets held for sale and associated liabilities as of December 31, 2025 and 2024:

	Upstream	Midstream and Downstream	Total
For the year ended December 31, 2025
Assets held for sale
Property, plant and equipment - Optimization plan of the conventional Upstream portfolio	1,013	-	1,013
Property, plant and equipment - Gas stations	-	6	6
Assets of YPF Brasil	-	-	-

	1,013	6	1,019

Liabilities directly associated with assets held for sale
Provision for hydrocarbon wells abandonment obligations - Optimization plan of the conventional Upstream portfolio	1,172	-	1,172
Provision for environmental liabilities - Optimization plan of the conventional Upstream portfolio	5	-	5
Liabilities for concessions - Optimization plan of the conventional Upstream portfolio	4	-	4
Liabilities of YPF Brasil	-	-	-

	1,181	-	1,181

	Upstream	Midstream and Downstream	Total
For the year ended December 31, 2024
Assets held for sale
Property, plant and equipment - Optimization plan of the conventional Upstream portfolio	1,506	-	1,506
Property, plant and equipment - Gas stations	-	10	10
Assets of YPF Brasil (1)	-	21	21

	1,506	31	1,537

Liabilities directly associated with ass ets held for sale
Provision for hydrocarbon wells abandonment obligations - Optimization plan of the conventional Upstream portfolio	2,051	-	2,051
Provision for environmental liabilities - Optimization plan of the conventional Upstream portfolio	53	-	53
Liabilities for concessions - Optimization plan of the conventional Upstream portfolio	14	-	14
Liabilities of YPF Brasil (1)	-	18	18

	2,118	18	2,136

(1)	On January 31, 2025, YPF sold its 100% interest in YPF Brasil.